UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

                          BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 7.3%
The Boeing Co.	126,232	$9,332,332
General Dynamics Corp.	93,000	7,120,080

		16,452,412

Beverages – 2.6%
The Coca-Cola Co.	87,735	5,821,217

Capital Markets – 1.7%
Ameriprise Financial, Inc.	61,125	3,733,515

Computers & Peripherals – 4.5%
Hewlett-Packard Co.	249,188	10,209,232

Consumer Finance – 5.4%
American Express Co.	271,045	12,251,234

Diversified Financial Services – 2.5%
JPMorgan Chase & Co.	124,728	5,749,961

Diversified Telecommunication Services – 1.1%
Verizon Communications, Inc.	64,800	2,497,392

Energy Equipment & Services – 6.9%
Schlumberger Ltd.	168,194	15,685,772

Food & Staples Retailing – 2.8%
Wal-Mart Stores, Inc.	119,846	6,237,984

Food Products – 1.0%
General Mills, Inc.	16,994	621,131
Kraft Foods, Inc., Class A	53,285	1,671,018

		2,292,149

Health Care Equipment & Supplies – 0.4%
Medtronic, Inc.	22,800	897,180

Household Products – 4.4%
The Procter & Gamble Co.	162,456	10,007,290

Industrial Conglomerates – 2.8%
General Electric Co.	317,848	6,372,852

Insurance – 6.7%
Berkshire Hathaway, Inc., Class B(a)	180,100	15,061,763

IT Services – 8.9%
International Business Machines Corp.	90,052	14,684,780
The Western Union Co.	266,480	5,534,790

		20,219,570

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.(a)	29,749	1,332,160

Machinery – 5.9%
Caterpillar, Inc.	119,415	13,296,860

Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold, Inc.	53,600	2,977,480

Multiline Retail – 5.4%
Target Corp.	242,683	12,136,577

Oil, Gas & Consumable Fuels – 6.0%
BP Plc - ADR	31,546	1,392,440
Exxon Mobil Corp.	144,677	12,171,676

		13,564,116

Pharmaceuticals – 11.2%
AstraZeneca Plc - ADR(b)	64,000	2,951,680
Johnson & Johnson	115,747	6,858,010
Merck & Co., Inc.	83,999	2,772,807
Novartis AG - ADR	155,916	8,474,035
Pfizer, Inc.	204,166	4,146,611

		25,203,143

Semiconductors & Semiconductor Equipment – 0.4%
Intel Corp.	40,915	825,255

Software – 4.1%
Microsoft Corp.	367,277	9,314,145

Tobacco – 3.1%
Altria Group, Inc.	77,000	2,004,310
Philip Morris International, Inc.	77,000	5,053,510

		7,057,820

Wireless Telecommunication Services – 0.8%
Vodafone Group Plc - ADR	64,452	1,852,995

Total Long-Term Investments (Cost – $44,947,593) – 97.8%		221,050,074

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14%(c)(d)	4,350,443	4,350,443

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series,
0.43%(c)(d)(e)	$2,640	2,640,000

Total Short-Term Securities (Cost – $6,990,443) – 3.1%		6,990,443

Total Investments (Cost – $51,938,036*) – 100.9%		228,040,517
Liabilities in Excess of Other Assets – (0.9)%		(2,131,553)

Net Assets – 100.0%		$225,908,964

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$49,621,099

Gross unrealized appreciation	$178,858,864
Gross unrealized depreciation	(439,446)

Net unrealized appreciation	$178,419,418

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated as follows:	ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2011	1

Schedule of Investments (concluded)

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2010	Net Activity	Shares/Beneficial Interest Held at March 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,828,864	(478,421)	4,350,443	$1,729
BlackRock Liquidity Series LLC, Money Market Series	$7,122,500	$(4,482,500)	$2,640,000	$2,813

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$221,050,074	–	–	$221,050,074
Short-Term Securities	4,350,443	$2,640,000	–	6,990,443

Total	$225,400,517	$2,640,000	–	$228,040,517

[1]	See above Schedule of Investments for values in each industry.

2	BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Funds

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: May 25, 2011